Financial instruments and risk management - Reconciliation of level 3 recurring fair value measurements (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value Recurring Basis Unobservable Input Reconciliation Liability Gain Loss Statement Of Income Extensible List Not Disclosed Flag	Changes in fair value recognized in earnings	Changes in fair value recognized in earnings
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of period	$ 127,866	$ 115,857
Changes in fair value recognized in earnings	(26,909)	53,206
Changes in foreign exchange rates	2,677	(1,508)
Payments	(40,181)	(39,689)
Balance, end of the period	$ 63,453	$ 127,866